RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Key management personnel are those persons having the authority and responsibility for planning, directing, and controlling activities of the Company, directly or indirectly. The key management personnel of the Company are the members of the Company’s executive management team and Board of Directors.
Management and Board compensation
For the year ended September 30, 2025 and the year ended September 30, 2024, the Company’s expenses included the following management and Board of Directors compensation:

	YEAR ENDED
	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Salaries, bonus and consulting fees	$5,616	$7,155
Share-based compensation	2,698	4,620
Total key management compensation	$8,314	$11,775
During the year ended September 30, 2025, nil stock options (September 30, 2024 – 62,000) were granted to key management personnel with an aggregate fair value of $nil (September 30, 2024 – $123). In addition, during the year ended September 30, 2025, 404,905 RSUs (September 30, 2024 – 2,175,879), were granted to key management personnel with an aggregate fair value of $1,538 (September 30, 2024 – $4,373). For the year ended September 30, 2025, 404,905 PSUs, (September 30, 2024 – 678,717) were issued to key management personnel with an aggregate fair value of $457 (September 30, 2024 – $543).
Significant Transactions with Associates and Joint Operations
The Company has transactions with related parties, as defined in IAS 24 Related Party Disclosures, all of which are undertaken in the normal course of business.

For the year ended September 30, 2025, under the PDC Agreement between the Company and BAT, BAT incurred $2,965 (September 30, 2024 – $3,708) of direct expenses and the Company incurred $5,421 (September 30, 2024 – $9,623) of direct expenses and capital expenditures of $9 (September 30, 2024 – $96) related to the Center of Excellence ("CoE"). The Company recorded, in the year ended September 30, 2025, $4,193 (September 30, 2024 – $6,666) of these expenditures within research and development expense in the consolidated statement of operations and comprehensive loss. For the year ended September 30, 2025, the Company recorded $5 (September 30, 2024 – $49) of capital expenditures which are included in the consolidated statement of financial position.

During the year ended September 30, 2025, BAT exercised nil (September 30, 2024 – $nil) Top-up Rights. As at September 30, 2025, there is a balance receivable from BAT of $701 (September 30, 2024 – $3,169).

In November 2023, the Company entered into a subscription agreement with BAT in relation to the Follow-on BAT Investment. Refer to Note 14 (iii) for further information.